Investment Strategy - Pacer ActiveAlpha India Quality ETF	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by ActiveAlpha Investment Advisors Private Ltd., the Fund’s sub-adviser and index provider (“ActiveAlpha” or the “Index Provider”), which is not affiliated with the Fund, its distributor, or Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of Indian companies (the “80% Policy”). The Fund defines Indian companies as: (i) companies listed on a major Indian stock exchange (e.g., BSE Ltd. or NSE India); or (ii) companies domiciled in India.
The Index
The Index uses an objective, rules-based methodology to provide exposure to high quality companies in India.
The initial index universe is derived from the component companies of the Nifty 500 Index and the Nifty Microcap 250 Index. The Nifty 500 Index aims to track the performance of top 500 companies based on market capitalization that are listed or permitted to trade on the National Stock Exchange of India Ltd. (“NSE India”). The Nifty Microcap 250 Index aims to track the performance of microcap stocks listed or permitted to trade on NSE India.
The initial universe is first screened based on quality metrics. Companies with a market capitalization of less than US $1 billion are excluded from the Index universe. Quality metrics include return on equity (ROE), return on capital employed (ROCE), return on assets (ROA), and free cash flow stability. Companies with a debt-to-equity ratio greater than 1 are excluded from the Index universe. The Index Provider also excludes companies with poor governance indicators (e.g., frequent leadership changes, large related party transactions, regular equity dilution, and loans to group companies). The quality metrics are used to identify companies with stable fundamentals, lower leverage, and consistent earnings.
The Index universe is then screened to identify companies that are undervalued. To identify undervalued companies, the Index Provider compares current valuations to companies’ 5-year monthly averages and evaluates each company’s price-to-earnings (P/E) and enterprise value to EBIT (EV/EBIT) ratios. The Index Provider uses multiple criteria to then shortlist undervalued companies (e.g., identify companies that are not trading more than one standard deviation above historical valuations; companies trading at a higher relative discount to historical valuations receive a higher weighting). The top 50-60 companies with highest weighted valuation criteria are then added to the Investment Universe.
The remaining 50-60 companies are then assigned a risk-adjusted momentum score (calculated using a security’s price trends over the last 12 months, adjusted for volatility). Momentum investing is a strategy designed to capitalize on the continuance of an existing market trend (i.e., buying securities that have increased in value over a stated period of time).
Each company receives a composite score based on quality, value, and momentum. The Index prioritizes quality, followed by value and momentum. Companies with the highest scores from the Investment Universe are selected, and the Fund’s portfolio is constructed to include 20–30 such companies.
At the time of each rebalance of the Index, companies included in the Index are weighted in proportion to their composite scores, subject to a maximum weight of 5.7% and a minimum weight of 2%. As of November 30, 2025, the companies included in the Index had a market capitalization of US $1.1 billion to $57 billion. The Index is reconstituted and rebalanced quarterly as of the close of business before the third Friday of January, April, July, and October, based on data as of the last trading day of the month prior to the applicable rebalance month.
The Fund’s Investment Strategy
For purposes of the 80% Policy, the Fund considers Indian companies to include ETFs that invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in equity securities of Indian companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all component securities of the Index in the same approximate proportion as in the Index. As of November 30, 2025 the Index had significant exposure to the consumer discretionary sector.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies (e.g., other ETFs), as well as securities and other instruments not included in the Index but which the Sub-Adviser believes will help the Fund track the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of November 30, 2025, the Index was concentrated in the automotive industry.
Strategy Portfolio Concentration [Text]	For purposes of the 80% Policy, the Fund considers Indian companies to include ETFs that invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in equity securities of Indian companies.The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all component securities of the Index in the same approximate proportion as in the Index. As of November 30, 2025 the Index had significant exposure to the consumer discretionary sector.The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds. The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies (e.g., other ETFs), as well as securities and other instruments not included in the Index but which the Sub-Adviser believes will help the Fund track the Index.To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of November 30, 2025, the Index was concentrated in the automotive industry.